Shareholders’ Equity - Schedule of Option Granted to Employees (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Options Activity [Line Items]
Outstanding - beginning, Amount of options	7,436	6,061
Outstanding - beginning, Weighted average exercise price	$ 163.44	$ 186.48
Granted, Amount of options	10,000	1,396
Granted, Weighted average exercise price	$ 8.04	$ 65.28
Exercised, Amount of options	(21)
Exercised, Weighted average exercise price	$ 0.72
Expired or forfeited, Amount of options	(1,255)	(21)
Expired or forfeited, Weighted average exercise price	$ 472.59	$ 316.8
Outstanding - end, Amount of options	16,160	7,436
Outstanding - end, Weighted average exercise price	$ 43.47	$ 163.44
Exercisable at end, Amount of options	6,107	6,027
Exercisable at end, Weighted average exercise price	$ 82.77	$ 139.68